Award Timing Disclosure	12 Months Ended
Aug. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Equity awards under our LTIP are approved by the Compensation and Management Development Committee, and by the
independent members of the Board for our CEO, on an annual basis or when necessary on the basis of business needs, changing compensation practices, or other factors. The CEO may make interim equity awards to associates who are not executive officers from a previously approved discretionary stock pool, which are generally made on the first business day of each fiscal quarter based on prescribed criteria established by the Compensation and Management Development
Committee. In certain circumstances, the Board may approve equity awards to key associates of newly acquired businesses in order to retain key talent or to incentivize their continued efforts on behalf of the Company. Interim equity awards may be granted upon initial hiring and following promotions or other special circumstances that occur during the year, subject to Compensation and Management Development Committee approval. The Compensation and Management
Development Committee and the independent members of the Board do not take into account material nonpublic information in determining the timing and terms of the equity-based awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of compensation.
Award Timing Method	Equity awards under our LTIP are approved by the Compensation and Management Development Committee, and by the
independent members of the Board for our CEO, on an annual basis or when necessary on the basis of business needs, changing compensation practices, or other factors. The CEO may make interim equity awards to associates who are not executive officers from a previously approved discretionary stock pool, which are generally made on the first business day of each fiscal quarter based on prescribed criteria established by the Compensation and Management Development
Committee. In certain circumstances, the Board may approve equity awards to key associates of newly acquired businesses in order to retain key talent or to incentivize their continued efforts on behalf of the Company. Interim equity awards may be granted upon initial hiring and following promotions or other special circumstances that occur during the year, subject to Compensation and Management Development Committee approval. The Compensation and Management
Development Committee and the independent members of the Board do not take into account material nonpublic information in determining the timing and terms of the equity-based awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation and Management
Development Committee and the independent members of the Board do not take into account material nonpublic information in determining the timing and terms of the equity-based awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of compensation.
MNPI Disclosure Timed for Compensation Value	false